SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Trades payable	$ 9,700	$ 40,241
Due to related parties	198,415	37,094
VAT, income and dividend taxes payable	11,558	43,703
Salaries payable	68,396	70,417
Trade payables and accrued liabilities	$ 288,069	$ 191,455